LEASES AS LESSEE (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases As Lessee
Operating leases expense	$ 432,162	$ 213,488
Short-term lease expense	24,436	23,328
Finance lease cost		38,495
Interest		20,667
Total	$ 456,598	$ 295,978